Investments (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Investments
The Company’s equity investments consisted of the following (in thousands):

	As of
	March 31, 2023	December 31, 2022
Equity Method Investment in LanzaJet	$9,835	$10,561
Equity Security Investment in SGLT	$14,990	14,990
Total Investment	$24,825	$25,551

The Company’s investments consisted of the following (in thousands):

	As of
	December 31, 2022	December 31, 2021
Equity Method Investment in LanzaJet	$10,561	$12,433
Equity Method Investment in SGLT	—	12,319
Equity Security Investment in SGLT	14,990	—
Total Investment	$25,551	$24,752

Equity method investments
The Company’s equity investments consisted of the following (in thousands):

	As of
	September 30, 2023	December 31, 2022
Equity Method Investment in LanzaJet	$9,594	$10,561
Equity Security Investment in SGLT	14,990	14,990
Total Investment	$24,584	$25,551

The following table presents summarized aggregated financial information of the equity method investments:

	Year Ended December 31,
	2022	2021
Selected Statement of Operations Information(1):
Revenues	$40,985	$40,244
Gross profit	7,319	(5,703)
Net loss	(6,221)	(9,695)
Net loss attributable to the Company	(1,422)	(1,606)

	Year Ended December 31,
	2022	2021
Selected Balance Sheet Information(2):
Current assets	$72,711	$56,204
Non-current assets	114,736	270,454
Current liabilities	15,534	64,499
Non-current liabilities	114,934	58,802
__________________
(1)As of September 30, 2022 the Company no longer accounts for the investment in SGLT under the equity method. As such, the income statement balances reflect SGLT activity for the nine months ended September 30, 2022 and LanzaJet activity for the year ended December 31, 2022.
(2)The balance sheet information reflects only LanzaJet as of December 31, 2022.

Debt securities, Held-to-maturity
The Company has held-to-maturity securities consisting of U.S. Treasury securities. All held-to-maturity securities have contractual maturities due in one year or less.

	As of
	June 30, 2023	March 31, 2023
Amortized cost, net of accrued interest	$49,611	$49,103
Accrued interest	93	30
Total	$49,704	$49,133

Aggregate Fair Value	49,593	49,098
Gross unrealized gains	5	1
Gross unrealized losses	(23)	(6)
HTM debt securities are classified as short-term or long-term based upon the contractual maturity of the underlying investment.

	September 30, 2023
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Accrued Interest
Short-term
US Treasury bills and notes	$20,178	$—	$(7)	$20,171	$45
Corporate debt securities	14,833	3	(26)	14,810	109
Total debt securities due within a year	$35,011	$3	$(33)	$34,981	$154

After 1 year through 5 years
Corporate debt	6,780	3	(3)	6,780	24
Yankee debt securities	3,000	2	—	3,002	—
Total debt securities due after 1 year through 5 years	$9,780	$5	$(3)	$9,782	$24

Total HTM Debt Securities	44,791	8	(36)	44,763	178